Operating Segments (Details) - Schedule of Adjusted EBITDA is Reconciled with the Consolidated Operating Profit - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Adjusted EBITDA is Reconciled with the Consolidated Operating Profit [Abstract]
Profit (loss) before taxes		$ 536,969		$ (25,870)		$ 904,618		$ (439,546)		$ (259,728)		$ 3,553,493		$ 5,062,768
Equity in non-consolidated subsidiaries						4,128		(5,807)		(9,537)		(11,800)		(17,178)
Net finance expense		599,618		336,852		948,363		636,027		1,353,405		1,241,698		938,479
Depreciation and amortization										2,149,066		1,907,923		1,673,216
Antitrust agreements		75,585	[1]	18,000	[1]	80,277	[1]	31,700	[1]	102,500	[2]	101,447	[2]	792,700	[2]
Donations and social programs		4,785	[3]	4,655	[3]	14,580	[3]	7,386	[3]	18,166	[4]	23,942	[4]	27,311	[4]
J&F Leniency expenses refund	[5]											(93,786)
Impairment of assets	[6]									26,268		17,396
Restructuring		6,221	[7]		[7]	6,221	[7]		[7]	53,275	[8]		[8]		[8]
Other operating income (expense), net		8,189	[9]	1,669	[9]	9,290	[9]	(12,084)	[9]	24,470	[10]	(18,308)	[10]	9,120	[10]
Elimination		645		609		1,324		1,188		2,583		2,182		2,033
Total Adjusted EBITDA for operating segments		$ 1,894,845		$ 903,383		$ 3,193,501		$ 1,320,231		$ 3,460,468		$ 6,724,187		$ 8,488,449

[1]	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 18 — Provisions for legal proceedings.
[2]	Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 — Provisions for legal proceedings.
[3]	Refers to the donations, as described in Note 24 — Expenses by nature.
[4]	Refers to the donations, as described in Note 26 — Expenses by nature.
[5]	Refers to the amount that J&F agreed to pay to JBS in connection with the settlement agreement between the parties to Arbitration Proceeding No. 186/21, net of PIS/COFINS social contribution tax.
[6]	Refers to the impairment of assets related to Planterra’s plant closure during the year ended at 2023.
[7]	Refers to the claim resulting from flooding that occurred in Rio Grande do Sul.
[8]	Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.
[9]	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, marketing of social programs, insurance recovery, among others.
[10]	Refers to various adjustments, mainly abroad, such as expenses related to acquisitions, insurance indemnities, among others.